Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,044	5,295	7,082	12,339	12,534
Interest expense	(5,430)	(3,411)	(5,705)	(8,841)	(9,404)
Net interest income	1,614	1,884	1,377	3,498	3,130
Commissions and fees	3,130	3,172	3,463	6,302	7,134
Trading revenues	1,156	189	1,116	1,345	3,127
Other revenues	375	802	936	1,177	1,657
Net revenues	6,275	6,047	6,892	12,322	15,048
Provision for credit losses	25	34	13	59	6
Compensation and benefits	3,005	3,711	3,096	6,716	7,125
General and administrative expenses	1,673	1,653	1,652	3,326	3,284
Commission expenses	441	451	491	892	1,027
Total other operating expenses	2,114	2,104	2,143	4,218	4,311
Total operating expenses	5,119	5,815	5,239	10,934	11,436
Income from continuing operations before taxes	1,131	198	1,640	1,329	3,606
Income tax expense	311	(16)	271	295	736
Net income	820	214	1,369	1,034	2,870
Net income/(loss) attributable to noncontrolling interests	32	170	601	202	963
Net income attributable to shareholders	788	44	768	832	1,907
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,996		1,840	3,837	3,858
Interest expense	(1,175)		(1,212)	(2,209)	(2,476)
Net interest income	821		628	1,628	1,382
Commissions and fees	913		937	1,873	2,043
Trading revenues	(497)		(433)	243	320
Other revenues	129		761	415	1,247
Net revenues	1,366		1,893	4,159	4,992
Provision for credit losses	0		0	(4)	1
Compensation and benefits	814		879	1,973	2,065
General and administrative expenses	383		414	800	857
Commission expenses	58		60	114	132
Total other operating expenses	441		474	914	989
Total operating expenses	1,255		1,353	2,887	3,054
Income from continuing operations before taxes	111		540	1,276	1,937
Income tax expense	33		(17)	432	335
Net income	78		557	844	1,602
Net income/(loss) attributable to noncontrolling interests	13		577	199	947
Net income attributable to shareholders	65		(20)	645	655
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,909		5,104	8,224	8,396
Interest expense	(4,232)		(4,456)	(6,576)	(6,851)
Net interest income	677		648	1,648	1,545
Commissions and fees	2,158		2,453	4,309	4,944
Trading revenues	1,578		1,491	1,198	2,802
Other revenues	232		119	747	356
Net revenues	4,645		4,711	7,902	9,647
Provision for credit losses	10		(2)	36	(22)
Compensation and benefits	2,171		2,182	4,718	5,004
General and administrative expenses	1,295		1,243	2,520	2,458
Commission expenses	379		424	770	882
Total other operating expenses	1,674		1,667	3,290	3,340
Total operating expenses	3,845		3,849	8,008	8,344
Income from continuing operations before taxes	790		864	(142)	1,325
Income tax expense	221		259	(155)	367
Net income	569		605	13	958
Net income/(loss) attributable to noncontrolling interests	70		27	89	52
Net income attributable to shareholders	499		578	(76)	906
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,905		6,944	12,061	12,254
Interest expense	(5,407)		(5,668)	(8,785)	(9,327)
Net interest income	1,498		1,276	3,276	2,927
Commissions and fees	3,071		3,390	6,182	6,987
Trading revenues	1,081		1,058	1,441	3,122
Other revenues	361		880	1,162	1,603
Net revenues	6,011		6,604	12,061	14,639
Provision for credit losses	10		(2)	32	(21)
Compensation and benefits	2,985		3,061	6,691	7,069
General and administrative expenses	1,678		1,657	3,320	3,315
Commission expenses	437		484	884	1,014
Total other operating expenses	2,115		2,141	4,204	4,329
Total operating expenses	5,100		5,202	10,895	11,398
Income from continuing operations before taxes	901		1,404	1,134	3,262
Income tax expense	254		242	277	702
Net income	647		1,162	857	2,560
Net income/(loss) attributable to noncontrolling interests	83		604	288	999
Net income attributable to shareholders	564		558	569	1,561
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	21		41	52	85
Interest expense	(19)		(39)	(50)	(81)
Net interest income	2		2	2	4
Commissions and fees	3		3	5	5
Trading revenues	0		0	0	0
Other revenues	789		749	817	1,872
Net revenues	794		754	824	1,881
Provision for credit losses	0		0	0	0
Compensation and benefits	23		24	35	49
General and administrative expenses	(24)		(38)	(53)	(80)
Commission expenses	1		1	1	1
Total other operating expenses	(23)		(37)	(52)	(79)
Total operating expenses	0		(13)	(17)	(30)
Income from continuing operations before taxes	794		767	841	1,911
Income tax expense	6		(1)	9	4
Net income	788		768	832	1,907
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income attributable to shareholders	788		768	832	1,907
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	118		97	226	195
Interest expense	(4)		2	(6)	4
Net interest income	114		99	220	199
Commissions and fees	56		70	115	142
Trading revenues	75		58	(96)	5
Other revenues	(775)		(693)	(802)	(1,818)
Net revenues	(530)		(466)	(563)	(1,472)
Provision for credit losses	15		15	27	27
Compensation and benefits	(3)		11	(10)	7
General and administrative expenses	19		33	59	49
Commission expenses	3		6	7	12
Total other operating expenses	22		39	66	61
Total operating expenses	19		50	56	68
Income from continuing operations before taxes	(564)		(531)	(646)	(1,567)
Income tax expense	51		30	9	30
Net income	(615)		(561)	(655)	(1,597)
Net income/(loss) attributable to noncontrolling interests	(51)		(3)	(86)	(36)
Net income attributable to shareholders	(564)		(558)	(569)	(1,561)
Group Parent company - subsidiary that holds a banking license
Condensed consolidating statements of operations (CHF million)
Dividend income from investments	183		162	183	320
Group Parent company - subsidiary that doesn't hold a banking license
Condensed consolidating statements of operations (CHF million)
Dividend income from investments	22		11	29	18